Award Timing Disclosure	12 Months Ended
Jun. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Practices Related to Stock Options and Stock Appreciation Rights
The Company does not currently grant awards of stock options, stock appreciation rights or similar option-like instruments and, accordingly, does not have a specific policy or practice on the timing of such awards in relation to our disclosure of material nonpublic information (“MNPI”). The Company does not time the disclosure of MNPI for purposes of affecting the value of executive compensation.

Award Timing Method	The Company does not currently grant awards of stock options, stock appreciation rights or similar option-like instruments and, accordingly, does not have a specific policy or practice on the timing of such awards
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	accordingly, does not have a specific policy or practice on the timing of such awards in relation to our disclosure of material nonpublic information (“MNPI”). The Company does not time the disclosure of MNPI for purposes of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false